Share Capital (Details) - Schedule of Stock Based Compensation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Based Compensation [Abstract]
Research and Development	$ 41	$ 130,637	$ 147,696
Sales and Marketing		30,804	47,031
General and Administrative	68,210	319,501	263,646
Total	$ 68,251	$ 480,942	$ 458,373